BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2012 USD ($) option Y	Sep. 30, 2012 CNY	Dec. 31, 2011 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies 1			100.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 2			6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 3			$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 4			6.6118
Basis Of Presentation And Summary Of Significant Accounting Policies 5			1
Basis Of Presentation And Summary Of Significant Accounting Policies 6			6.4640
Basis Of Presentation And Summary Of Significant Accounting Policies 7			6.77891
Basis Of Presentation And Summary Of Significant Accounting Policies 8			1
Basis Of Presentation And Summary Of Significant Accounting Policies 9			4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 10			2,166,544
Basis Of Presentation And Summary Of Significant Accounting Policies 11			905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 12			908,327
Basis Of Presentation And Summary Of Significant Accounting Policies 13			150,000
Basis Of Presentation And Summary Of Significant Accounting Policies 14			100,000
Basis Of Presentation And Summary Of Significant Accounting Policies 1	100.00%	100.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 2	6.3265	6.3265
Basis Of Presentation And Summary Of Significant Accounting Policies 3	1
Basis Of Presentation And Summary Of Significant Accounting Policies 4	6.3585	6.3585
Basis Of Presentation And Summary Of Significant Accounting Policies 5	1
Basis Of Presentation And Summary Of Significant Accounting Policies 6	6.3180	6.3180
Basis Of Presentation And Summary Of Significant Accounting Policies 7		6.4893
Basis Of Presentation And Summary Of Significant Accounting Policies 8	1
Basis Of Presentation And Summary Of Significant Accounting Policies 9		6.3302
Basis Of Presentation And Summary Of Significant Accounting Policies 10		6.3444
Basis Of Presentation And Summary Of Significant Accounting Policies 11	1
Basis Of Presentation And Summary Of Significant Accounting Policies 12	4,402,694
Basis Of Presentation And Summary Of Significant Accounting Policies 13	4,119,896
Basis Of Presentation And Summary Of Significant Accounting Policies 14	982,881
Basis Of Presentation And Summary Of Significant Accounting Policies 15	905,232
Basis Of Presentation And Summary Of Significant Accounting Policies 16	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 17	100,000	100,000
Basis Of Presentation And Summary Of Significant Accounting Policies 18	300,000	300,000
Basis Of Presentation And Summary Of Significant Accounting Policies 19	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 20	290,000	290,000
Basis Of Presentation And Summary Of Significant Accounting Policies 21	0.001
Basis Of Presentation And Summary Of Significant Accounting Policies 22	1.2
Basis Of Presentation And Summary Of Significant Accounting Policies 23	30,000	30,000
Basis Of Presentation And Summary Of Significant Accounting Policies 24	0.37
Basis Of Presentation And Summary Of Significant Accounting Policies 25	11,100
Basis Of Presentation And Summary Of Significant Accounting Policies 26	1,600,000	1,600,000
Basis Of Presentation And Summary Of Significant Accounting Policies 27	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 28	1,200,000
Basis Of Presentation And Summary Of Significant Accounting Policies 29	$ 0.75
Basis Of Presentation And Summary Of Significant Accounting Policies 30	$ 1
Basis Of Presentation And Summary Of Significant Accounting Policies 31	1.57%	1.57%
Basis Of Presentation And Summary Of Significant Accounting Policies 32	3	3
Basis Of Presentation And Summary Of Significant Accounting Policies 33	51.90%	51.90%
Basis Of Presentation And Summary Of Significant Accounting Policies 34	176,000
Basis Of Presentation And Summary Of Significant Accounting Policies 36	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 37	10.00%	10.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 38	1
Basis Of Presentation And Summary Of Significant Accounting Policies 39	3.00%	3.00%
Basis Of Presentation And Summary Of Significant Accounting Policies 40	$ 156,000
Basis Of Presentation And Summary Of Significant Accounting Policies 41	160,000	160,000